Segment Information (Revenue Analysis By Segment: Total Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total assets	$ 1,753.8	$ 2,017.5
BioNeurology [Member]
Total assets	1,753.8	1,595.2
EDT [Member]
Total assets		$ 422.3